Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line Items]
Payable after notice	$ 205,542
Deposits	756,661	$ 768,993	$ 750,838
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	226,259	233,223	215,836
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	20,294	21,050	21,099
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	22,675	22,674	22,765
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	77,384	82,458	83,706
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 160	$ 162	$ 158